Securities at amortised cost	12 Months Ended
Dec. 31, 2020
Securities at amortised cost [abstract]
Securities at amortised cost

6 Securities at amortised cost

Securities at amortised cost fully consist of Debt securities.

ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
	2020	2019
Debt securities at fair value through other comprehensive income	32,977	30,483
Debt securities at amortised cost	50,587	46,108
Debt securities at fair value through other comprehensive income and amortised cost	83,564	76,592

Trading assets	5,183	6,256
Debt securities at fair value through profit or loss	4,274	3,067
Total debt securities at fair value through profit or loss	9,457	9,323
	93,022	85,914

ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 87,838 million (31 December 2019: EUR 79,659 million) is specified as follows:

Debt securities by type of exposure
	Debt Securitiesat FVPL		Debt Securitiesat FVOCI		Debt Securitiesat AC		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Government bonds	48	408	22,448	20,300	26,801	25,627	49,296	46,334
Sub-sovereign, Supranationals and Agencies	2,331	505	7,510	6,606	14,858	10,689	24,699	17,801
Covered bonds			1,821	1,734	5,965	6,960	7,786	8,693
Corporate bonds	26		207	476	131	143	364	619
Financial institutions' bonds	1,143	1,440	523	332	1,956	1,536	3,622	3,308
ABS portfolio	726	714	480	1,043	894	1,163	2,100	2,920
	4,274	3,067	32,990	30,491	50,604	46,118	87,868	79,676
Loan loss provisions			-12	-7	-17	-10	-29	-17
Bond portfolio	4,274	3,067	32,977	30,483	50,587	46,108	87,838	79,659

Approximately 81% (2019: 90%) of the exposure in the ABS portfolio is externally rated AAA, AA or A, and the remaining positions are largely unrated. There are no borrowed debt securities recognised in the statement of financial position.